NOTE PAYABLE – RELATED PARTY (Details Narrative) - USD ($)				12 Months Ended		54 Months Ended
	Dec. 16, 2025	Aug. 26, 2025	Jan. 26, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 01, 2020
Defined Benefit Plan Disclosure [Line Items]
Paid-in-kind interest				$ 79,275	$ 81,072
Interest payable				3,620,514	3,128,768
Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Repayment of related party debt	$ 75,000	$ 50,000	$ 40,000
Outstanding notes balance				1,492,000	1,617,000
Paid-in-kind interest				79,275	81,072
Accured interest payable				59,026	57,832
Interest payable				$ 363,571	$ 304,545
Chief Executive Officer [Member] | Unsecured Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans received						$ 1,657,000
Loans interest percentage						3.00%